NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Jan. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

As of October 31, 2025, the Company’s outstanding notes payable are as follows:

			Extended (1)
	Issue	Maturity	Maturity		Interest		Accrued
Lender	Date	Date	Date	Amount	Rate	Secured	Interest
Feehan Partners	10/28/24	10/28/25	4/30/26	$25,000	N/A	Yes	$-
Feehan Partners	11/4/24	11/4/25	4/30/26	$25,000	N/A	Yes	$-
Feehan Partners	11/20/24	11/20/25	4/30/26	$25,000	N/A	Yes	$-
Feehan Partners	12/3/24	12/3/25	4/30/26	$25,000	N/A	Yes	$-
Feehan Partners	4/15/25	4/15/26	4/30/26	$25,000	N/A	Yes	$-
Feehan Partners	6/30/25	10/1/25	4/30/26	$40,000	N/A	Yes	$-
Feehan Partners	8/5/25	4/30/26		$15,000	N/A	No	$-
Gil Atzmon	8/12/25	2/28/26		$25,000	7.5%	No	$416
Jon Powell	8/12/25	2/28/26		$25,000	7.5%	No	$416
Feehan Partners	9/25/25	4/30/26		$5,000	N/A	No	$-
Feehan Partners	10/14/25	4/30/26		$15,000	N/A	No	$-
Feehan Partners	10/31/25	2/28/26		$2,000	N/A	No	$-
Total				$252,000			$832

Note: Feehan Partners is a related party. See Note 5.

(1)	On July 31, 2025, notes extended to April 30, 2026.

As of January 31, 2025, the Company’s outstanding notes payable are as follows:

	Issue	Maturity
Lender	Date	Date	Amount
Feehan Partners	10/28/24	10/28/25	$25,000
Feehan Partners	11/4/24	11/4/25	$25,000
Feehan Partners	11/20/24	11/20/25	$25,000
Feehan Partners	12/3/24	12/3/25	$25,000
Total			$100,000

SCHEDULE OF FUTURE MINIMUM PAYMENTS	The future payments are as follows:
Fiscal Year
2026	$-
2027	$252,000
2028	$-
2029	$-
2030	$-
Thereafter	$-
Total	$252,000
The future payments are as follows:
Fiscal Year
2026	$100,000
2027	$-
2028	$-
2029	$-
2030	$-
Thereafter	$-
Total	$100,000

SCHEDULE OF CONVERTIBLE SECURED NOTES PAYABLE

			Issue	Maturity	Conversion	Conversion	Warrants	Exercise	Warrant
	Balance	Collateral	Date	Date	Price	Shares	Shares	Price	Expiration
Steven Rudofsky	$125,000	(a)	1/23/23	7/23/25	$2.00	83,333	62,500	$3.00	1/23/28
Feehan Partners, LP	$87,334	(a)	1/23/23	7/23/25	$2.00	58,667	43,667	$3.00	1/23/28
The Jeffrey V. and Karin R. Hembrock Revocable Trust	$100,000	(a)	1/23/23	7/23/25	$2.00	66,667	50,000	$3.00	1/23/28
The Gaitonde Living Trust, Girish Gaitonde Trustee	$100,000	(a)	1/23/23	7/23/25	$2.00	66,667	50,000	$3.00	1/23/28
Corey Redfield	$50,000	(a)	1/23/23	7/23/25	$2.00	33,333	25,000	$3.00	1/23/28
PV Partners, LP	$75,000	(a)	1/23/23	7/23/25	$2.00	50,000	37,500	$3.00	1/23/28
Shaun Dykes	$30,000	(a)	1/23/23	7/23/25	$2.00	20,000	15,000	$3.00	1/23/28
Patricia Czerniej	$30,000	(a)	1/23/23	7/23/25	$2.00	20,000	15,000	$3.00	1/23/28
James Dykes	$30,000	(a)	1/23/23	7/23/25	$2.00	20,000	15,000	$3.00	1/23/28
Jason Czerniej	$30,000	(a)	1/23/23	7/23/25	$2.00	20,000	15,000	$3.00	1/23/28
Louise Dykes	$30,000	(a)	1/23/23	7/23/25	$2.00	20,000	15,000	$3.00	1/23/28
Andrew Brodkey	$98,000	(a)	1/23/23	7/23/25	$2.00	65,333	49,000	$3.00	1/23/28
Feehan Partners, LP	$112,666	(a)	1/23/23	7/23/25	$2.00	74,667	56,333	$3.00	1/23/28
Gil Atzmon	$102,200	(a)	5/8/23	11/8/25	$4.60	22,000	27,500	$4.60	5/8/26
Jon Powell	$100,000	(a)	5/8/23	11/8/25	$4.60	21,739	27,174	$4.60	5/8/26
Total	$1,100,200					642,406	503,674

(a)	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.